Subsequent Events (Details Narrative) - USD ($) $ in Millions	May 23, 2025	Mar. 11, 2025	Jan. 13, 2025
Subsequent Event [Member] | Unit Meta AI Tech Limited [Member]
Subsequent Event [Line Items]
Issued principal amount	$ 37
Subsequent Event [Member] | Gallant Witness Limited [Member]
Subsequent Event [Line Items]
Issued principal amount	$ 37
Lead Benefit (HK) Limited [Member]
Subsequent Event [Line Items]
Owned purchase shares		333	500